RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2024
RELATED PARTY TRANSACTIONS
Schedule of related parties

Name of Related Party	Relationship to the Company
Shanghai Tuwen Office Equipment Co., Ltd.	An entity partially owned by the non-controlling shareholder who own 45% of Changyun
Shanghai Mingzhe Office Equipment Co., Ltd.	An entity partially owned by the officer of Lixin before April 1, 2023, the entity ceased to be a related party to the Company since April 1, 2023.
Shanghai Yaodun Science and Technology Development Center	An entity owned by the Company’s chairman and CEO
Qingdao Lixing Technology Co., Ltd.	An entity partially owned by the Supervisor of Qingdao
Qingdao Lixing Technology Co., Ltd. (Xin Xi Cheng Branch)	Subsidiary of Qingdao Lixing Technology Co., Ltd.
Hebei Shilong Digital Technology Co., Ltd.	The officer of this entity is the Company’s minority shareholder before April 1, 2023, the entity ceased to be a related party to the Company since April 1, 2023.
Kunming Jinbi Office Equipment Co., Ltd.	The general manager of this entity is the Supervisor of Kunming
Qinghai Jiayuan Mingyue Trade Co., Ltd.	An entity partially owned by the non-controlling shareholder who owns 45% of Qinghai
Anhui New Yalian Office Equipment Co., Ltd.	An entity partially owned by the Company’s minority shareholder
Xuancheng Jinshida Modern Office Equipment Co., Ltd.	An entity partially owned by the Company’s minority shareholder
Youshi Innovation Business Group Co., Ltd.	An entity partially owned by the non-controlling shareholder who owns 45% of Beijing
Ningbo Lihong Information System Engineering Co., Ltd.	An entity partially owned by the Company’s minority shareholder
Yue Yan (Shanghai) Digital Technology Co., Ltd.	An entity owned by the officer of the Company
Qinghai Chengchuang ideal Trading Co. Ltd.	An entity partially owned by the director of Qinghai

	March 31,	March 31,
	2024	2023
Anhui New Yalian Office Equipment Co., Ltd.	$132,399	$167,774
Hebei Leading Future Technology Co., Ltd.	48,604	—
Shanghai Tuwen Office Equipment Co., Ltd.	30,780	158,358
Qinghai Jiayuan Mingyue Trade Co., Ltd.	—	53,027
Xuancheng Jinshida Modern Office Equipment Co., Ltd.	7,619	84,962
Hebei Shilong Digital Technology Co., Ltd.	—	133,460
Others	13,218	26,030
Accounts receivable - related parties	$232,620	$623,611

	March 31,	March 31,
	2024	2023
Qinghai Chengchuang Ideal Trading Co. Ltd.	$105,732	$—
Shanghai Tuwen Office Equipment Co., Ltd.	38,770	26,209
Qingdao Lixing Technology Co., Ltd.	31,195	—
Shanghai Mingzhe Office Equipment Co., Ltd.	—	495,643
Qinghai Jiayuan Mingyue Trade Co., Ltd.	—	102,471
Others	14,036	52
Advance to vendors - related parties	$189,733	$624,375

	March 31,	March 31,
	2024	2023
Qinghai Chengchuang Ideal Trading Co. Ltd.	$237,230	$—
Anhui New Yalian Office Equipment Co., Ltd.	63,981	109,862
Shanghai Mingzhe Office Equipment Co., Ltd.	—	218,404
Others	65,550	13,580
Due from related parties	$366,761	$341,846

	March 31,	March 31,
	2024	2023
Qingdao Lixing Technology Co., Ltd. (Xin Xi Cheng Branch)	$—	$1,285
Others	1,387	8,245
Accounts payable - related parties	$1,387	$9,530

	March 31,	March 31,
	2024	2023
Shanghai Yaodun Science and Technology Development Center (Limited Partnership)	$—	$141,020
Others	7,348	36,847
Due to related parties	$7,348	$177,867

	For the Years Ended
	March 31,
	2024	2023	2022
Anhui New Yalian Office Equipment Co., Ltd.	$155,599	$165,224	$141,137
Shanghai Tuwen Office Equipment Co., Ltd.	92,214	115,189	311,872
Ningbo Lihong Information System Engineering Co., Ltd.	88,365	122,526	24,988
Hebei Leading Future Technology Co., Ltd.	46,295	160	68,179
Qingdao Lixing Technology Co., Ltd.	31,930	—	—
Youshi Innovation Business Group Co., Ltd.	28,683	—	136,566
Kunming Jinbi Office Equipment Co., Ltd.	17,147	—	—
Xuancheng Jinshida Modern Office Equipment Co., Ltd.	8,807	40,018	88,640
Qinghai Jiayuan Mingyue Trade Co., Ltd.	—	75,818	—
Hebei Shilong Digital Technology Co., Ltd.	—	1,295	134,737
Others	15,816	25,048	19,369
Sales to related parties	$484,856	$545,278	$925,488

	For the Years Ended
	March 31,
	2024	2023	2022
Kunming Jinbi Office Equipment Co., Ltd.	$468,385	$684,327	$1,105,972
Youshi Innovation Business Group Co., Ltd.	50,325	67,417	31,672
Yue Yan (Shanghai) Digital Technology Co., Ltd.	35,649	—	—
Ningbo Lihong Information System Engineering Co., Ltd.	21,466	—	—
Shanghai Tuwen Office Equipment Co., Ltd.	6,477	6,043	317,917
Qingdao Lixing Technology Co., Ltd.	4,328	18,204	130,075
Shanghai Mingzhe Office Equipment Co., Ltd.	—	1,570,180	2,405,974
Hebei Shilong Digital Technology Co., Ltd.	—	124,587	360,517
Others	3,507	25,802	155,058
Purchases from related parties	$590,137	$2,496,560	$4,507,185

		For the Years Ended
		March 31,
	Nature	2024	2023	2022
Qinghai Chengchuang Ideal Trading Co. Ltd.	Payments made to a related party	$(239,521)	$—	$—
Anhui New Yalian Office Equipment Co., Ltd.	Collections received from (payments made to) a related party	40,886	(110,109)	—
Shanghai Mingzhe Office Equipment Co., Ltd.	Collections received from (payments made to) a related party	209,702	(218,895)	—
Hebei Shilong Digital Technology Co., Ltd.	Collections received from a related party	—	—	158,929
Ningbo Lihong Information System Engineering Co., Ltd.	Collections received from a related party	—	65,668	62,325
Shanghai Yaodun Science and Technology Development Center (Limited Partnership)	Proceeds from (repayments of) loans from a related party	(135,402)	(106,014)	232,158
Others	Proceeds/collection from (payment/repayment made to) related parties	(81,105)	35,510	68,044
Total		$(205,440)	$(333,840)	$521,456